Quarterly Holdings Report

for

Fidelity® Targeted International Factor ETF

January 31, 2020

IES-QTLY-0320

1.9892243.100

Common Stocks – 99.6%
	Shares	Value
AUSTRALIA – 5.3%
Alumina Ltd.	55,052	$ 80,337
Aristocrat Leisure Ltd.	1,215	29,442
ASX Ltd.	408	23,398
Caltex Australia Ltd.	1,006	23,152
Coca-Cola Amatil Ltd.	8,323	66,746
Commonwealth Bank of Australia	1,252	71,456
Magellan Financial Group Ltd.	518	23,326
Medibank Pvt Ltd.	8,973	18,620
Ramsay Health Care Ltd.	475	25,183
Rio Tinto Ltd.	1,495	98,844
Sonic Healthcare Ltd.	1,286	27,263
Wesfarmers Ltd.	1,188	35,953
Westpac Banking Corp.	2,734	45,973
TOTAL AUSTRALIA		569,693
BELGIUM – 0.5%
Sofina S.A.	169	38,704
UCB S.A.	138	12,715
TOTAL BELGIUM		51,419
BERMUDA – 0.5%
Jardine Matheson Holdings Ltd.	577	32,260
Jardine Strategic Holdings Ltd.	810	24,972
TOTAL BERMUDA		57,232
CANADA – 8.7%
Alimentation Couche-Tard, Inc. Class B	2,490	83,219
BCE, Inc.	2,228	104,986
Canadian Apartment Properties REIT	2,542	108,718
Canadian National Railway Co.	521	48,687
Canadian Natural Resources Ltd.	780	21,937
Canadian Pacific Railway Ltd.	135	35,862
CCL Industries, Inc. Class B	1,764	74,391
CI Financial Corp.	1,879	32,926
Constellation Software, Inc.	16	16,818
Great-West Lifeco, Inc.	1,402	36,327
Intact Financial Corp.	367	39,759
Kirkland Lake Gold Ltd.	1,964	80,540
Manulife Financial Corp.	2,579	50,239
Parkland Fuel Corp.	422	14,684
Power Corp. of Canada	1,458	36,378
Power Financial Corp.	1,362	35,352
Royal Bank of Canada	1,109	87,637
Suncor Energy, Inc.	788	24,085
TOTAL CANADA		932,545
DENMARK – 2.7%
Chr Hansen Holding A/S	818	61,041
Coloplast A/S Class B	104	13,135
Novo Nordisk A/S Class B	832	50,936
Novozymes A/S Class B	1,567	81,840

	Shares	Value

Pandora A/S	731	$ 37,907
SimCorp A/S	120	13,331
Tryg A/S	1,079	32,732
TOTAL DENMARK		290,922
FINLAND – 1.5%
Elisa Oyj	1,691	101,909
Kone Oyj Class B	689	44,519
Neste Oyj	131	5,213
Orion Oyj Class B	245	11,594
TOTAL FINLAND		163,235
FRANCE – 7.7%
Air Liquide S.A.	830	120,357
Bureau Veritas S.A.	977	26,991
CNP Assurances	2,070	37,352
Danone S.A.	811	65,119
Dassault Systemes SE	96	16,684
Edenred	531	28,733
Eutelsat Communications S.A.	4,060	60,990
Getlink SE	1,714	30,319
Hermes International	28	21,011
Ipsen S.A.	74	5,499
Kering S.A.	47	28,929
L'Oreal S.A.	282	78,782
LVMH Moet Hennessy Louis Vuitton SE	122	53,486
Pernod Ricard S.A.	323	56,062
Safran S.A.	302	48,883
Sanofi	538	51,880
Sodexo S.A.	121	12,695
TOTAL S.A.	570	27,907
Vinci S.A.	445	49,451
TOTAL FRANCE		821,130
GERMANY – 7.3%
Allianz SE	351	84,025
Beiersdorf AG	354	40,203
Carl Zeiss Meditec AG	76	9,314
Covestro AG (a)	1,558	65,919
Deutsche Boerse AG	311	50,720
Fraport AG Frankfurt Airport Services Worldwide	439	32,786
LEG Immobilien AG	921	113,737
Merck KGaA	119	15,296
MTU Aero Engines AG	166	50,518
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	206	60,840
ProSiebenSat.1 Media SE	5,934	78,874
SAP SE	321	41,945
Vonovia SE	2,421	138,385
TOTAL GERMANY		782,562
Common Stocks – continued
	Shares	Value
HONG KONG – 2.8%
CLP Holdings Ltd.	9,500	$ 99,262
Hang Seng Bank Ltd.	1,500	30,554
Link REIT	9,000	91,546
Swire Pacific Ltd. Class A	8,500	75,351
TOTAL HONG KONG		296,713
ISRAEL – 0.8%
Bank Leumi Le-Israel BM	4,959	35,826
Israel Discount Bank Ltd. Class A	7,803	35,569
Nice Ltd. (b)	80	13,863
TOTAL ISRAEL		85,258
ITALY – 4.5%
Atlantia SpA	1,316	32,357
Enel SpA	17,927	156,172
Eni SpA	643	9,027
Moncler SpA	700	30,277
Poste Italiane SpA (a)	3,138	36,020
Recordati SpA	194	8,311
Snam SpA	19,180	102,891
Terna Rete Elettrica Nazionale SpA	15,232	106,359
TOTAL ITALY		481,414
JAPAN – 22.9%
Asahi Kasei Corp.	9,800	102,925
Astellas Pharma, Inc.	2,600	46,803
Bandai Namco Holdings, Inc.	500	29,431
Central Japan Railway Co.	200	39,841
Daito Trust Construction Co. Ltd.	800	95,279
Fast Retailing Co. Ltd.	100	54,764
FUJIFILM Holdings Corp.	400	20,245
Haseko Corp.	2,300	30,566
Hikari Tsushin, Inc.	100	24,927
Hoya Corp.	500	48,913
ITOCHU Corp.	2,300	54,510
Japan Airlines Co. Ltd.	1,000	28,564
Japan Exchange Group, Inc.	2,200	40,282
Japan Prime Realty Investment Corp.	23	106,345
Kajima Corp.	2,600	33,737
Kao Corp.	1,200	97,258
KDDI Corp.	3,800	114,714
Keihan Holdings Co. Ltd.	800	36,657
Kintetsu Group Holdings Co. Ltd.	700	37,276
Kobayashi Pharmaceutical Co. Ltd.	900	73,841
Mitsui & Co. Ltd.	2,700	48,852
MS&AD Insurance Group Holdings, Inc.	1,100	37,125
Nippon Building Fund, Inc.	15	121,545
Nippon Telegraph & Telephone Corp.	4,000	102,866
Nissan Chemical Corp.	2,100	88,861
Nomura Research Institute Ltd.	1,000	22,334
NTT Data Corp.	1,300	18,656

	Shares	Value

NTT DOCOMO, Inc.	3,800	$ 108,962
Obayashi Corp.	3,500	39,181
Obic Co. Ltd.	200	27,705
Oriental Land Co. Ltd.	300	39,481
ORIX Corp.	2,700	46,298
Secom Co. Ltd.	500	44,820
Sekisui House Ltd.	1,600	34,863
SG Holdings Co. Ltd.	1,300	27,894
Shimano, Inc.	200	31,120
Shionogi & Co. Ltd.	600	36,353
Skylark Holdings Co. Ltd.	1,400	25,906
Sony Financial Holdings, Inc.	1,300	30,570
Suntory Beverage & Food Ltd.	1,600	68,589
Suzuken Co. Ltd/Aichi Japan	500	19,542
Toho Co. Ltd.	1,900	70,929
Tokio Marine Holdings, Inc.	900	49,712
Tokyo Electric Power Co. Holdings, Inc. (b)	20,700	83,102
Toyo Suisan Kaisha Ltd.	1,600	67,925
Trend Micro, Inc.	400	21,264
USS Co. Ltd.	1,300	23,995
TOTAL JAPAN		2,455,328
JERSEY – 0.4%
Experian PLC	1,320	45,964
TOTAL JERSEY		45,964
NETHERLANDS – 2.9%
ASR Nederland N.V.	899	33,540
Euronext N.V. (a)	550	47,792
Heineken Holding N.V.	408	40,227
Heineken N.V.	468	51,031
SBM Offshore N.V.	117	2,016
Unilever N.V.	1,595	93,223
Wolters Kluwer N.V.	516	38,868
TOTAL NETHERLANDS		306,697
NEW ZEALAND – 1.0%
Meridian Energy Ltd.	29,337	101,359
TOTAL NEW ZEALAND		101,359
NORWAY – 1.2%
Equinor ASA	318	5,779
Orkla ASA	4,507	43,610
Telenor ASA	4,103	74,473
TOTAL NORWAY		123,862
SINGAPORE – 1.1%
Oversea-Chinese Banking Corp. Ltd.	5,356	42,507
Singapore Exchange Ltd.	5,200	33,153
Common Stocks – continued
	Shares	Value
SINGAPORE – continued
United Overseas Bank Ltd.	2,200	$ 41,369
TOTAL SINGAPORE		117,029
SPAIN – 3.8%
Aena SME S.A. (a)	188	34,851
Amadeus IT Group S.A.	226	17,751
Enagas S.A.	4,222	113,876
Endesa S.A.	3,742	102,797
Industria de Diseno Textil S.A.	1,280	43,113
Red Electrica Corp. S.A.	4,865	97,308
TOTAL SPAIN		409,696
SWEDEN – 3.4%
Atlas Copco AB Class A	1,209	42,950
Essity AB Class B	1,532	48,696
Hennes & Mauritz AB Class B	1,792	39,398
ICA Gruppen AB	816	35,922
Industrivarden AB Class A	1,554	37,644
Securitas AB Class B	1,649	25,993
Swedish Match AB	986	55,861
Telia Co. AB	18,496	79,253
TOTAL SWEDEN		365,717
SWITZERLAND – 7.1%
Baloise Holding AG	199	36,011
Givaudan S.A.	30	99,045
Nestle S.A.	2,359	260,538
Novartis AG	1,113	105,349
Partners Group Holding AG	49	45,012
Roche Holding AG	328	110,434
Sonova Holding AG	51	12,803
Swisscom AG	172	94,571
TOTAL SWITZERLAND		763,763
UNITED KINGDOM – 13.5%
3i Group PLC	2,714	39,583
Admiral Group PLC	1,287	38,391
AstraZeneca PLC	608	59,605
BHP Group PLC	4,149	90,936
BP PLC	4,523	27,277
British American Tobacco PLC	2,283	101,219

	Shares	Value

Compass Group PLC	1,175	$ 29,123
Croda International PLC	1,264	83,188
Diageo PLC	2,269	90,186
Direct Line Insurance Group PLC	8,511	37,965
GlaxoSmithKline PLC	2,297	54,112
Halma PLC	493	13,717
InterContinental Hotels Group PLC	282	17,448
Legal & General Group PLC	12,620	50,911
Lloyds Banking Group PLC	83,489	62,609
London Stock Exchange Group PLC	512	52,979
Next PLC	249	22,661
Reckitt Benckiser Group PLC	899	74,564
RELX PLC	2,090	55,556
Rentokil Initial PLC	5,928	36,556
Rightmove PLC	12,308	106,910
Rio Tinto PLC	1,910	103,005
Royal Dutch Shell PLC Class B	1,775	46,878
Smith & Nephew PLC	638	15,388
Tate & Lyle PLC	3,802	39,803
The Sage Group PLC	1,391	13,563
Tullow Oil PLC	900	604
Unilever PLC	1,287	77,046
TOTAL UNITED KINGDOM		1,441,783
TOTAL COMMON STOCKS (Cost $9,805,196)		10,663,321
TOTAL INVESTMENT IN SECURITIES – 99.6% (Cost $9,805,196)		10,663,321
NET OTHER ASSETS (LIABILITIES) – 0.4%		43,046
NET ASSETS – 100.0%		$ 10,706,367

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $184,582 or 1.7% of net assets.

(b) Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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